Acquisitions - Pro Forma Results of Operations (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2024
Acquisitions
Revenue	$ 180,043	$ 177,501	$ 352,957	$ 347,966
Net income	$ 38,026	$ 34,173	$ 74,040	$ 67,421
Earnings per share
Basic (in dollars per share)	$ 0.44	$ 0.4	$ 0.86	$ 0.79
Diluted (in dollars per share)	$ 0.43	$ 0.39	$ 0.85	$ 0.77